UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 3855

Fidelity Advisor Series VIII
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2003

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Emerging Markets Income
Fund - Class A, Class T, Class B
and Class C

Annual Report

December 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Auditors' Opinion	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

For a free copy of the fund's proxy voting guidelines call 1-877-208-0098 or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns may reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

Periods ended December 31, 2003	Past 1 year	Past 5 years	Life of fundA
Class A (incl. 4.75% sales charge) B	24.24%	18.02%	12.61%
Class T (incl. 3.50% sales charge)	25.66%	18.24%	12.68%
Class B (incl. contingent deferred sales charge) C	24.34%	18.12%	12.60%
Class C (incl. contingent deferred sales charge) D	28.18%	18.19%	12.33%

A From March 10, 1994.

B Class A shares bear a 0.15% 12b-1 fee. The initial offering of Class A shares took place on September 3, 1996. Returns prior to September 3, 1996 are those of Class T and reflect a 0.25% 12b-1 fee.

C Class B shares bear a 0.90% 12b-1 fee (1.00% prior to January 1, 1996). The initial offering of Class B shares took place on June 30, 1994. Returns prior to June 30, 1994 are those of Class T and reflect a 0.25% 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to June 30, 1994 would have been lower. Class B shares' contingent deferred sales charges included in the past one year, past five year and life of fund total return figure are 5%, 2% and 0%, respectively.

D Class C shares bear a 1.00% 12b-1 fee. The initial offering of Class C shares took place on November 3, 1997. Returns between June 30, 1994 and November 3, 1997 are those of Class B and reflect a 0.90% 12b-1 fee (1.00% prior to January 1, 1996). Returns prior to June 30, 1994 are those of Class T and reflect a 0.25% 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns from January 1, 1996 through November 3, 1997 and prior to June 30, 1994 would have been lower. Class C shares' contingent deferred sales charge included in the past one year, past five year and life of fund total return figures are 1%, 0% and 0%, respectively.

Annual Report

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Emerging Markets Income Fund - Class T on March 10, 1994, when the fund started, and the current 3.50% sales charge was paid. The chart shows how the value of your investment would have grown, and also shows how the J.P. Morgan Emerging Markets Bond Index Global (EMBI Global) did over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from John Carlson, Portfolio Manager of Fidelity® Advisor Emerging Markets Income Fund

Emerging-markets debt posted strong gains for the year ending December 31, 2003. High global liquidity, an improving world economy, rising raw material prices and surging investor interest in higher-yielding securities drove the category's performance. The J.P. Morgan Emerging Markets Bond Index (EMBI) Global climbed 25.66% in 2003, its best return since 1996. A pickup in worldwide economic activity boosted emerging-markets debt, as rising prices for commodities lifted export revenues in several resource-rich countries, including oil exporter Venezuela. Emerging markets also benefited from credit-rating upgrades in a number of countries, including Russia, which continued the trend of improving credit quality in the asset class. Brazil, the index's second-largest component on average during the period, was the best performer of countries with more than a 2% stake in the benchmark. Brazil's booming commodity exports and the continued decline in interest rates encouraged hopes that its economy would improve. Mexico, the index's largest representative in 2003, underperformed as higher-quality credits tended to lag during the year.

For the year that ended December 31, 2003, Fidelity Advisor Emerging Markets Income Fund's Class A, Class T, Class B and Class C shares posted gains of 30.43%, 30.22%, 29.34% and 29.18%, respectively. The fund outperformed the J.P. Morgan EMBI Global, which returned 25.66%, while the LipperSM Emerging Markets Debt Funds Average returned 30.07%. Against a favorable backdrop of absolute low global interest rates, very strong commodity prices, expansive world trade and a weaker dollar, the fund benefited from being bullish. It was concentrated in higher-yielding, higher-beta - meaning higher volatility - countries with low valuations. The fund's primary contributor to performance was an overweighting in Venezuela. As an oil exporter, its economy benefited from high energy prices and, despite political instability, Venezuela's ability to repay debt did not deteriorate. The fund's largest position, an overweighting in Brazil, also made gains. Progress on pension and tax reforms, subdued inflation, an International Monetary Fund loan and the Brazilian government's pragmatic economic policies attracted investors to the country's high-yielding bonds. The fund's overweighted position in Argentina detracted from performance, as did security selection in Indonesia.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund

Annual Report

Investment Changes

Top Five Countries as of December 31, 2003
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Brazil	17.5	13.9
Russia	15.6	16.9
Mexico	11.6	18.2
Venezuela	6.8	6.6
Turkey	4.6	4.3

Percentages are adjusted for the effect of open futures contracts, if applicable. Top countries are based upon location of issuer of each security, including where the fund is exposed to potential political and credit risks.

Top Five Holdings as of December 31, 2003
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Brazilian Federative Republic	17.1	13.6
Russian Federation	11.5	13.2
United Mexican States	10.9	13.3
Venezuelan Republic	6.0	6.5
Turkish Republic	4.6	4.3
	50.1
Asset Allocation (% of fund's net assets)
As of December 31, 2003	As of June 30, 2003
Corporate Bonds 13.2%	Corporate Bonds 16.6%
Government Obligations 71.6%	Government Obligations 73.5%
Stocks 0.0%	Stocks 0.5%
Other Investments 1.2%	Other Investments 0.2%
Short-Term Investments and Net Other Assets 14.0%	Short-Term Investments and Net Other Assets 9.2%

Annual Report

Investments December 31, 2003

Showing Percentage of Net Assets

Nonconvertible Bonds - 13.2%
		Principal Amount (j)	Value (Note 1)
Argentina - 1.0%
Compania Radiocomunic Moviles SA:
9.25% 5/8/08 (f)(c)		$ 135,000	$ 105,975
9.25% 5/8/08(c)		85,000	66,725
Mastellone Hermanos SA yankee 11.75% 4/1/08 (c)		800,000	328,000
Pecom Energia SA 8.125% 7/15/10 (Reg. S)		420,000	417,900
Telefonica de Argentina SA:
9.125% 11/7/10		405,000	392,850
11.875% 11/1/07		380,000	409,450
TOTAL ARGENTINA			1,720,900
Bermuda - 0.1%
APP China Group Ltd.:
14% 3/15/10 (c)(f)		1,125,000	67,500
14% 3/15/10 (Reg. S) (c)		1,665,000	99,900
TOTAL BERMUDA			167,400
Cayman Islands - 0.6%
CSN Islands VII Corp. 10.75% 9/12/08 (f)		685,000	755,213
NII Holdings Cayman Ltd. 0% 11/1/09 (d)		190,000	198,550
TOTAL CAYMAN ISLANDS			953,763
Indonesia - 0.2%
APP International Finance (Mauritius) Ltd.:
0% 7/5/04 (c)(f)		1,235,000	24,700
0% 7/5/04 (Reg. S) (c)		445,000	8,900
MEI Euro Finance Ltd. 8.75% 5/22/10 (f)		280,000	282,800
TOTAL INDONESIA			316,400
Luxembourg - 0.5%
Millicom International Cellular SA 10% 12/1/13 (f)		735,000	771,750
Malaysia - 2.2%
Petroliam Nasional BHD (Petronas) 7.625% 10/15/26 (Reg. S)		2,585,000	2,964,672
Petronas Capital Ltd. 7.875% 5/22/22 (Reg. S)		565,000	667,053
TOTAL MALAYSIA			3,631,725
Mexico - 0.7%
Alestra SA de RL de CV 8% 6/30/10		875,000	737,188
TFM SA de CV yankee 11.75% 6/15/09		365,000	373,213
TOTAL MEXICO			1,110,401
Nonconvertible Bonds - continued
		Principal Amount (j)	Value (Note 1)
Netherlands - 0.8%
Hurricane Finance BV 9.625% 2/12/10 (f)		$ 340,000	$ 384,200
Indosat Finance Co. BV 7.75% 11/5/10 (f)		875,000	881,563
TOTAL NETHERLANDS			1,265,763
Russia - 4.1%
Mobile Telesystems Finance SA 9.75% 1/30/08 (f)		2,395,000	2,601,569
OAO Gazprom:
9.625% 3/1/13 (f)		1,210,000	1,338,563
9.625% 3/1/13		1,120,000	1,239,000
10.5% 10/21/09		1,305,000	1,530,113
TOTAL RUSSIA			6,709,245
Ukraine - 0.6%
Kyivstar GSM:
12.75% 11/21/05 (f)		475,000	523,688
12.75% 11/21/05 (Reg. S)		460,000	507,150
TOTAL UKRAINE			1,030,838
United States of America - 2.4%
Freeport-McMoRan Copper & Gold, Inc. 10.125% 2/1/10		630,000	724,500
Pemex Project Funding Master Trust:
2.95% 10/15/09 (f)(g)		2,515,000	2,559,013
7.375% 12/15/14		615,000	656,513
TOTAL UNITED STATES OF AMERICA			3,940,026
TOTAL NONCONVERTIBLE BONDS (Cost $22,759,406)			21,618,211
Government Obligations - 71.6%

Argentina - 3.2%
Argentinian Republic:
BOCON:
4/1/07 February 2002 coupon (c)(i)		620,000	211
4/1/07 January 2002 coupon (c)(i)		620,000	211
4/1/07 March 2002 coupon (c)(i)		620,000	211
2% 4/1/07 (c)(g)		436,116	62,000
Brady:
floating rate bond 1.9925% 3/29/05 (c)(g)		1,120,000	316,400
par L-GP 6% 3/31/23 (c)		2,655,000	1,300,950
1.162% 8/3/12 (g)		620,000	389,050
Government Obligations - continued
		Principal Amount (j)	Value (Note 1)
Argentina - continued
Argentinian Republic: - continued
7% 12/19/08 (c)(e)		$ 1,550,000	$ 418,500
9.75% 9/19/27 (c)		2,425,000	606,250
11.375% 3/15/10 (c)		860,000	236,500
11.375% 1/30/17 (c)		2,830,000	792,400
11.75% 4/7/09 (c)		1,131,000	316,680
11.75% 6/15/15 (c)		1,229,000	337,975
12.25% 6/19/18 (c)		1,018,800	254,700
12.375% 2/21/12 (c)		765,000	206,550
76.953% 4/10/05 (c)(g)		190,000	59,850
TOTAL ARGENTINA			5,298,438
Brazil - 17.1%
Brazilian Federative Republic:
Brady:
capitalization bond 8% 4/15/14		9,038,550	8,902,972
debt conversion bond 2.055% 4/15/12 (g)		1,695,000	1,533,975
FLIRB L 2% 4/15/09 (Reg.) (g)		1,366,539	1,284,546
8.875% 4/15/24		9,205,000	8,928,850
10% 8/7/11		1,955,000	2,165,163
12.25% 3/6/30		2,085,000	2,595,825
12.75% 1/15/20		1,960,000	2,489,200
TOTAL BRAZIL			27,900,531
Colombia - 3.2%
Colombian Republic:
10.375% 1/28/33		1,070,000	1,144,900
10.5% 7/9/10		1,200,000	1,350,000
10.75% 1/15/13		590,000	671,862
11.75% 2/25/20		1,694,000	2,037,035
TOTAL COLOMBIA			5,203,797
Dominican Republic - 0.4%
Dominican Republic:
9.04% 1/23/13 (f)		350,000	269,500
9.5% 9/27/06 (f)		130,000	105,950
9.5% 9/27/06 (Reg. S)		275,000	224,125
TOTAL DOMINICAN REPUBLIC			599,575
Government Obligations - continued
		Principal Amount (j)	Value (Note 1)
Ecuador - 1.9%
Ecuador Republic:
7% 8/15/30 (e)(f)		$ 911,000	$ 706,936
7% 8/15/30 (Reg. S) (e)		1,195,000	927,320
12% 11/15/12 (f)		239,000	234,220
12% 11/15/12 (Reg. S)		1,260,000	1,234,800
TOTAL ECUADOR			3,103,276
El Salvador - 0.3%
El Salvador Republic 7.75% 1/24/23 (Reg. S)		420,000	443,100
Ivory Coast - 0.2%
Ivory Coast:
Brady past due interest 2% 3/29/18 (Reg. S) (c)(g)		1,097,250	181,046
FLIRB 2% 3/29/18 (Reg. S) (c)(g)		1,100,000	170,500
TOTAL IVORY COAST			351,546
Lebanon - 1.9%
Lebanese Republic:
10.125% 8/6/08		910,000	1,005,550
10.25% 10/6/09 (Reg. S)		960,000	1,068,000
11.625% 5/11/16 (Reg. S)		705,000	785,194
14.14% 4/22/04	LBP	312,400,000	210,839
TOTAL LEBANON			3,069,583
Mexico - 10.9%
United Mexican States:
6.375% 1/16/13		1,500,000	1,556,250
6.625% 3/3/15		605,000	626,175
7.5% 4/8/33		9,455,000	9,771,737
8.125% 12/30/19		2,140,000	2,391,450
8.375% 1/14/11		1,300,000	1,543,750
11.375% 9/15/16		1,384,000	1,961,820
TOTAL MEXICO			17,851,182
Nigeria - 1.3%
Central Bank of Nigeria:
promissory note 5.092% 1/5/10		2,182,137	2,049,200
warrants 11/15/20 (a)(h)		1,000	350
TOTAL NIGERIA			2,049,550
Government Obligations - continued
		Principal Amount (j)	Value (Note 1)
Panama - 1.6%
Panamanian Republic:
Brady past due interest euro 1.9375% 7/17/16 (g)		$ 1,237,064	$ 1,070,061
9.625% 2/8/11		1,310,000	1,513,050
TOTAL PANAMA			2,583,111
Peru - 1.8%
Peruvian Republic:
9.125% 2/21/12		1,690,000	1,884,350
euro Brady past due interest 5% 3/7/17 (g)		1,240,800	1,141,536
TOTAL PERU			3,025,886
Philippines - 4.1%
Philippine Republic:
8.375% 3/12/09		260,000	273,650
9% 2/15/13		2,880,000	3,034,800
9.875% 1/15/19		3,125,000	3,312,500
TOTAL PHILIPPINES			6,620,950
Russia - 11.5%
Russian Federation:
5% 3/31/30 (e)(f)		6,335,000	6,097,438
5% 3/31/30 (Reg. S) (e)		7,520,000	7,238,000
11% 7/24/18 (Reg. S)		2,197,000	2,960,458
12.75% 6/24/28 (Reg. S)		1,554,000	2,466,975
TOTAL RUSSIA			18,762,871
Turkey - 4.6%
Turkish Republic:
11.75% 6/15/10		3,290,000	4,170,075
11.875% 1/15/30		1,725,000	2,337,375
12.375% 6/15/09		800,000	1,022,000
TOTAL TURKEY			7,529,450
Ukraine - 0.5%
Ukraine Cabinet of Ministers 7.65% 6/11/13 (f)		820,000	852,800
Uruguay - 1.1%
Uruguay Republic:
7.25% 2/15/11		935,000	818,125
7.5% 3/15/15		640,000	518,400
7.875% 1/15/33 pay-in-kind		710,000	493,450
TOTAL URUGUAY			1,829,975
Government Obligations - continued
		Principal Amount (j)	Value (Note 1)
Venezuela - 6.0%
Venezuelan Republic:
oil recovery rights 4/15/20 (h)		$ 4,005	$ 0
5.375% 8/7/10		1,980,000	1,623,600
9.25% 9/15/27		1,650,000	1,501,500
10.75% 9/19/13 (f)		4,950,000	5,259,375
13.625% 8/15/18		325,000	388,375
euro Brady debt conversion bond 2.125% 12/18/07 (g)		1,047,619	995,239
TOTAL VENEZUELA			9,768,089
TOTAL GOVERNMENT OBLIGATIONS (Cost $108,552,536)			116,843,710
Money Market Funds - 6.6%
Shares
Fidelity Cash Central Fund, 1.07% (b) (Cost $10,751,908)	10,751,908	10,751,908
Purchased Options - 1.2%
Expiration Date/Strike Price		Underlying Face Amount
Brazil - 0.4%
Lehman Brothers Holdings, Inc. Call Option on $3,845,000 notional amount of Brazilian Federative Republic 11% 8/17/40	June 2004/ $91.75	$ 4,219,888	701,713
Citigroup Call Option on $9,894,380 notional amount of Brazilian Federative Republic Brady capitalization bond 8% 4/15/14	January 2004/ $98.25	9,745,964	29,683
TOTAL BRAZIL			731,396
Purchased Options - continued
Expiration Date/Strike Price		Underlying Face Amount	Value (Note 1)
Venezuela - 0.8%
Lehman Brothers Holdings, Inc. Call Option on $7,620,000 notional amount of Venezuelan Republic 9.25% 9/15/27	January 2004/ $75.00	$ 6,934,200	$ 1,238,250
TOTAL PURCHASED OPTIONS (Cost $532,254)			1,969,646
TOTAL INVESTMENT PORTFOLIO - 92.6% (Cost $142,596,104)	151,183,475
NET OTHER ASSETS - 7.4%	12,012,278
NET ASSETS - 100%	$ 163,195,753
Security Type Abbreviations
FLIRB	-	Front Loaded Interest Reduction Bonds
Currency Abbreviations
LBP	-	Lebanese pound
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $23,822,753 or 14.6% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(h) Quantity represents share amount.
(i) Represents right to receive interest payment on underlying security. Principal shown is original face of underlying security.
(j) Principal amount is stated in United States dollars unless otherwise noted.
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
AAA,AA,A	0.0%
BBB	26.9%
BB	15.0%
B	28.6%
CCC,CC,C	11.3%
D	0.0%
Not Rated	3.0%
Equities	0.0%
Other Investments	1.2%
Short-Term Investments and Net Other Assets	14.0%
100.0%

We have used ratings from Moody's Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ratings. Percentages are adjusted for the effect of futures contracts, if applicable.

Purchases and sales of securities, other than short-term securities, aggregated $334,251,024 and $316,786,540, respectively.
Income Tax Information
At December 31, 2003, the fund had a capital loss carryforward of approximately $328,000 all of which will expire on December 31, 2010.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	December 31, 2003

Assets
Investment in securities, at value (cost $142,596,104) - See accompanying schedule		$ 151,183,475
Cash		472,255
Receivable for investments sold		9,884,344
Receivable for fund shares sold		398,972
Interest receivable		2,901,441
Prepaid expenses		832
Other receivables		122
Total assets		164,841,441

Liabilities
Payable for investments purchased	$ 493,619
Payable for fund shares redeemed	434,836
Distributions payable	462,950
Accrued management fee	89,354
Distribution fees payable	52,326
Other affiliated payables	42,853
Other payables and accrued expenses	69,750
Total liabilities		1,645,688

Net Assets		$ 163,195,753
Net Assets consist of:
Paid in capital		$ 153,508,911
Undistributed net investment income		1,663,542
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(564,077)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		8,587,377
Net Assets		$ 163,195,753

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

December 31, 2003

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($26,786,945 ÷ 2,289,214 shares)	$ 11.70

Maximum offering price per share (100/95.25 of $11.70)	$ 12.28
Class T: Net Asset Value and redemption price per share ($82,811,111 ÷ 7,089,020 shares)	$ 11.68

Maximum offering price per share (100/96.50 of $11.68)	$ 12.10
Class B: Net Asset Value and offering price per share ($30,088,413 ÷ 2,555,473 shares) A	$ 11.77

Class C: Net Asset Value and offering price per share ($12,516,004 ÷ 1,065,663 shares) A	$ 11.74

Institutional Class: Net Asset Value, offering price and redemption price per share ($10,993,280 ÷ 947,757 shares)	$ 11.60

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended December 31, 2003

Investment Income
Dividends		$ 923
Interest		11,769,122
Total income		11,770,045

Expenses
Management fee	$ 926,298
Transfer agent fees	367,489
Distribution fees	544,577
Accounting fees and expenses	83,621
Non-interested trustees' compensation	660
Custodian fees and expenses	69,567
Registration fees	71,667
Audit	77,319
Legal	1,807
Miscellaneous	2,282
Total expenses before reductions	2,145,287
Expense reductions	(2,165)	2,143,122
Net investment income (loss)		9,626,923
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	24,073,785
Foreign currency transactions	(14,207)
Total net realized gain (loss)		24,059,578
Change in net unrealized appreciation (depreciation) on: Investment securities	1,181,632
Assets and liabilities in foreign currencies	53,366
Total change in net unrealized appreciation (depreciation)		1,234,998
Net gain (loss)		25,294,576
Net increase (decrease) in net assets resulting from operations		$ 34,921,499

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended December 31, 2003	Year ended December 31, 2002A
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 9,626,923	$ 6,970,809
Net realized gain (loss)	24,059,578	(2,231,397)
Change in net unrealized appreciation (depreciation)	1,234,998	5,049,133
Net increase (decrease) in net assets resulting from operations	34,921,499	9,788,545
Distributions to shareholders from net investment income	(10,257,470)	(7,504,786)
Share transactions - net increase (decrease)	31,529,048	24,203,830
Total increase (decrease) in net assets	56,193,077	26,487,589

Net Assets
Beginning of period	107,002,676	80,515,087
End of period (including undistributed net investment income of $1,663,542 and undistributed net investment income of $413,251, respectively)	$ 163,195,753	$ 107,002,676

A Certain amounts have been reclassified. See Note 1 of the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended December 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 9.67	$ 9.37	$ 9.81	$ 9.68	$ 7.78
Income from Investment Operations
Net investment income (loss) C	.802	.714 F	1.030 E,F	.899	.821
Net realized and unrealized gain (loss)	2.064	.348 F	(.431) E,F	.391	1.884
Total from investment operations	2.866	1.062	.599	1.290	2.705
Distributions from net investment income	(.836)	(.762)	(1.039)	(.947)	(.805)
Distributions in excess of net investment income	-	-	-	(.213)	-
Total distributions	(.836)	(.762)	(1.039)	(1.160)	(.805)
Net asset value, end of period	$ 11.70	$ 9.67	$ 9.37	$ 9.81	$ 9.68
Total Return A,B	30.43%	11.80%	6.35%	13.69%	36.35%
Ratios to Average Net Assets D
Expenses before expense reductions	1.32%	1.36%	1.45%	1.41%	1.46%
Expenses net of voluntary waivers, if any	1.32%	1.36%	1.40%	1.40%	1.40%
Expenses net of all reductions	1.32%	1.35%	1.40%	1.39%	1.40%
Net investment income (loss)	7.31%	7.56% F	10.66% E,F	8.98%	9.57%
Supplemental Data
Net assets, end of period (000 omitted)	$ 26,787	$ 13,920	$ 7,601	$ 6,010	$ 2,140
Portfolio turnover rate	260%	222%	271%	293%	275%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

F As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the years ended December 31, 2002 and December 31, 2001 have been reclassified from what was previously reported. The impact of this change for the years ended December 31, 2002 and December 31, 2001 was a decrease to net investment income of $.057 and $.070 per share with a corresponding increase to net realized and unrealized gain (loss) per share, respectively. The ratio of net investment income to average net assets decreased from 8.17% and 11.39% to 7.56% and 10.66%, respectively. The reclassification has no impact on the net assets of the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended December 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 9.66	$ 9.36	$ 9.80	$ 9.67	$ 7.77
Income from Investment Operations
Net investment income (loss) C	.787	.706 F	1.024 E,F	.899	.815
Net realized and unrealized gain (loss)	2.057	.346 F	(.435) E,F	.385	1.886
Total from investment operations	2.844	1.052	.589	1.284	2.701
Distributions from net investment income	(.824)	(.752)	(1.029)	(.942)	(.801)
Distributions in excess of net investment income	-	-	-	(.212)	-
Total distributions	(.824)	(.752)	(1.029)	(1.154)	(.801)
Net asset value, end of period	$ 11.68	$ 9.66	$ 9.36	$ 9.80	$ 9.67
Total Return A,B	30.22%	11.70%	6.25%	13.64%	36.34%
Ratios to Average Net Assets D
Expenses before expense reductions	1.43%	1.47%	1.53%	1.46%	1.42%
Expenses net of voluntary waivers, if any	1.43%	1.47%	1.50%	1.46%	1.42%
Expenses net of all reductions	1.43%	1.46%	1.50%	1.45%	1.42%
Net investment income (loss)	7.20%	7.46% F	10.56% E,F	8.92%	9.54%
Supplemental Data
Net assets, end of period (000 omitted)	$ 82,811	$ 57,154	$ 46,740	$ 49,125	$ 55,715
Portfolio turnover rate	260%	222%	271%	293%	275%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

F As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the years ended December 31, 2002 and December 31, 2001 have been reclassified from what was previously reported. The impact of this change for the years ended December 31, 2002 and December 31, 2001 was a decrease to net investment income of $.057 and $.071 per share with a corresponding increase to net realized and unrealized gain (loss) per share, respectively. The ratio of net investment income to average net assets decreased from 8.06% and 11.29% to 7.46% and 10.56%, respectively. The reclassification has no impact on the net assets of the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended December 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 9.73	$ 9.42	$ 9.85	$ 9.72	$ 7.80
Income from Investment Operations
Net investment income (loss) C	.719	.646 F	.968 E,F	.835	.761
Net realized and unrealized gain (loss)	2.071	.352 F	(.433) E,F	.383	1.904
Total from investment operations	2.790	.998	.535	1.218	2.665
Distributions from net investment income	(.750)	(.688)	(.965)	(.888)	(.745)
Distributions in excess of net investment income	-	-	-	(.200)	-
Total distributions	(.750)	(.688)	(.965)	(1.088)	(.745)
Net asset value, end of period	$ 11.77	$ 9.73	$ 9.42	$ 9.85	$ 9.72
Total Return A,B	29.34%	10.99%	5.62%	12.83%	35.58%
Ratios to Average Net Assets D
Expenses before expense reductions	2.09%	2.13%	2.22%	2.14%	2.10%
Expenses net of voluntary waivers, if any	2.09%	2.13%	2.15%	2.14%	2.10%
Expenses net of all reductions	2.09%	2.12%	2.15%	2.12%	2.10%
Net investment income (loss)	6.53%	6.79% F	9.91% E,F	8.25%	8.86%
Supplemental Data
Net assets, end of period (000 omitted)	$ 30,088	$ 20,903	$ 15,736	$ 18,637	$ 19,054
Portfolio turnover rate	260%	222%	271%	293%	275%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

F As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the years ended December 31, 2002 and December 31, 2001 have been reclassified from what was previously reported. The impact of this change for the years ended December 31, 2002 and December 31, 2001 was a decrease to net investment income of $.057 and $.071 per share with a corresponding increase to net realized and unrealized gain (loss) per share, respectively. The ratio of net investment income to average net assets decreased from 7.39% and 10.64% to 6.79% and 9.91%, respectively. The reclassification has no impact on the net assets of the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended December 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 9.71	$ 9.40	$ 9.84	$ 9.70	$ 7.79
Income from Investment Operations
Net investment income (loss) C	.709	.633 F	.954 E,F	.821	.750
Net realized and unrealized gain (loss)	2.060	.355 F	(.438) E,F	.395	1.893
Total from investment operations	2.769	.988	.516	1.216	2.643
Distributions from net investment income	(.739)	(.678)	(.956)	(.878)	(.733)
Distributions in excess of net investment income	-	-	-	(.198)	-
Total distributions	(.739)	(.678)	(.956)	(1.076)	(.733)
Net asset value, end of period	$ 11.74	$ 9.71	$ 9.40	$ 9.84	$ 9.70
Total Return A,B	29.18%	10.90%	5.43%	12.84%	35.31%
Ratios to Average Net Assets D
Expenses before expense reductions	2.19%	2.24%	2.32%	2.25%	2.23%
Expenses net of voluntary waivers, if any	2.19%	2.24%	2.25%	2.25%	2.23%
Expenses net of all reductions	2.19%	2.23%	2.25%	2.24%	2.23%
Net investment income (loss)	6.43%	6.69% F	9.81% E,F	8.13%	8.73%
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,516	$ 6,641	$ 3,411	$ 3,157	$ 2,402
Portfolio turnover rate	260%	222%	271%	293%	275%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

F As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the years ended December 31, 2002 and December 31, 2001 have been reclassified from what was previously reported. The impact of this change for the years ended December 31, 2002 and December 31, 2001 was a decrease to net investment income of $.057 and $.071 per share with a corresponding increase to net realized and unrealized gain (loss) per share, respectively. The ratio of net investment income to average net assets decreased from 7.29% and 10.54% to 6.69% and 9.81%, respectively. The reclassification has no impact on the net assets of the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended December 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 9.60	$ 9.30	$ 9.75	$ 9.62	$ 7.74
Income from Investment Operations
Net investment income (loss) B	.820	.736 E	1.048 D,E	.928	.837
Net realized and unrealized gain (loss)	2.045	.352 E	(.437) D,E	.392	1.868
Total from investment operations	2.865	1.088	.611	1.320	2.705
Distributions from net investment income	(.865)	(.788)	(1.061)	(.972)	(.825)
Distributions in excess of net investment income	-	-	-	(.218)	-
Total distributions	(.865)	(.788)	(1.061)	(1.190)	(.825)
Net asset value, end of period	$ 11.60	$ 9.60	$ 9.30	$ 9.75	$ 9.62
Total Return A	30.69%	12.21%	6.53%	14.11%	36.59%
Ratios to Average Net Assets C
Expenses before expense reductions	1.06%	1.09%	1.17%	1.12%	1.14%
Expenses net of voluntary waivers, if any	1.06%	1.09%	1.17%	1.12%	1.14%
Expenses net of all reductions	1.06%	1.08%	1.17%	1.11%	1.13%
Net investment income (loss)	7.56%	7.83% E	10.89%D,E	9.27%	9.83%
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,993	$ 8,386	$ 7,028	$ 6,754	$ 5,778
Portfolio turnover rate	260%	222%	271%	293%	275%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

E As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the years ended December 31, 2002 and December 31, 2001 have been reclassified from what was previously reported. The impact of this change for the years ended December 31, 2002 and December 31, 2001 was a decrease to net investment income of $.057 and $.070 per share with a corresponding increase to net realized and unrealized gain (loss) per share, respectively. The ratio of net investment income to average net assets decreased from 8.44% and 11.62% to 7.83% and 10.89%, respectively. The reclassification has no impact on the net assets of the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2003

1. Significant Accounting Policies.

Fidelity Advisor Emerging Markets Income Fund (the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities, which is accrued using the interest method. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Reclassification of Financial Information. As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the year ended December 31, 2002 have been reclassified from what was previously reported. Net investment income (loss) for the fund decreased by $575,001 with a corresponding increase (decrease) to realized and unrealized gain (loss) of $346,144 and $228,857 respectively. The reclassification has no impact on the net assets of the fund.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, prior period premium and discount on debt securities, market discount, capital loss carryforwards and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 13,404,343
Unrealized depreciation	(3,388,334)
Net unrealized appreciation (depreciation)	10,016,009
Capital loss carryforward	(328,237)

Cost for federal income tax purposes	$ 141,167,466

The tax character of distributions paid was as follows:

	December 31, 2003	December 31, 2002
Ordinary Income	$ 10,257,470	$ 7,504,786

Short-Term Trading (Redemption) Fees. Shares purchased on or after March 31, 2004 and held in the fund less than 90 days will be subject to a short-term trading fee equal to 1% of the proceeds of the redeemed shares. The fee, which will be retained by the fund, is accounted for as an addition to paid in capital.

Annual Report

Notes to Financial Statements - continued

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Options. The fund may use options to manage its exposure to the bond market and to fluctuations in interest rates. Writing puts and buying calls tend to increase the fund's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the fund's exposure to the underlying instrument, or hedge other fund investments. The underlying face amount at value of any open options at period end is shown in the Schedule of Investments under the caption "Purchased Options." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms. Gains and losses are realized upon the expiration or closing of the options. Realized gains (losses) on purchased options are included in realized gains (losses) on investment securities.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Annual Report

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .68% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 27,379	$ -
Class T	0%	.25%	178,810	1,760
Class B	.65%	.25%	234,946	169,763
Class C	.75%	.25%	103,442	37,589
			$ 544,577	$ 209,112

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 18,396
Class T	17,150
Class B*	56,994
Class C*	3,858
$ 96,398

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resource to financial intermediaries through which the sales are made

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 48,504.27
Class T	196,753.27
Class B	76,102.29
Class C	30,082.29
Institutional Class	16,048.16
	$ 367,489

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $126,188 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Annual Report

6. Expense Reductions.

Through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $2,165.

7. Credit Risk.

The fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the fund's investments and the income they generate, as well as the fund's ability to repatriate such amounts.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2003	2002
From net investment income
Class A	$ 1,488,347	$ 947,500
Class T	5,459,502	4,084,843
Class B	1,799,755	1,422,617
Class C	704,702	392,928
Institutional Class	805,164	656,898
Total	$ 10,257,470	$ 7,504,786

Annual Report

Notes to Financial Statements - continued

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended December 31,	2003	2002	2003	2002
Class A
Shares sold	1,379,713	852,071	$ 15,462,841	$ 8,142,132
Reinvestment of distributions	112,074	77,080	1,253,221	729,264
Shares redeemed	(641,390)	(301,622)	(7,024,445)	(2,802,024)
Net increase (decrease)	850,397	627,529	$ 9,691,617	$ 6,069,372
Class T
Shares sold	4,616,553	2,890,309	$ 50,392,450	$ 27,599,098
Reinvestment of distributions	418,008	370,834	4,641,133	3,505,686
Shares redeemed	(3,862,676)	(2,339,475)	(42,509,446)	(22,039,192)
Net increase (decrease)	1,171,885	921,668	$ 12,524,137	$ 9,065,592
Class B
Shares sold	1,167,865	1,131,813	$ 12,828,423	$ 10,936,498
Reinvestment of distributions	124,436	116,020	1,391,107	1,103,607
Shares redeemed	(885,265)	(769,945)	(9,864,283)	(7,251,068)
Net increase (decrease)	407,036	477,888	$ 4,355,247	$ 4,789,037
Class C
Shares sold	1,090,965	456,033	$ 12,027,056	$ 4,324,835
Reinvestment of distributions	46,863	31,812	525,240	302,010
Shares redeemed	(756,214)	(166,655)	(8,323,557)	(1,545,439)
Net increase (decrease)	381,614	321,190	$ 4,228,739	$ 3,081,406
Institutional Class
Shares sold	402,448	380,303	$ 4,329,829	$ 3,659,861
Reinvestment of distributions	59,506	61,198	652,028	575,101
Shares redeemed	(388,058)	(323,244)	(4,252,549)	(3,036,539)
Net increase (decrease)	73,896	118,257	$ 729,308	$ 1,198,423

Annual Report

Report of Independent Auditors

To the Trustees of Fidelity Advisor Series VIII and the Shareholders of Fidelity Advisor Emerging Markets Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Emerging Markets Income Fund (a fund of Fidelity Advisor Series VIII) at December 31, 2003 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Emerging Markets Income Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 18, 2004

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 292 funds advised by FMR or an affiliate. Mr. McCoy oversees 294 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (73)**

Year of Election or Appointment: 1983

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (42)**

Year of Election or Appointment: 2001

Senior Vice President of Advisor Emerging Markets Income (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (49)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (51)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (61)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation (2000), and The Dow Chemical Company (2000). He is a Member of the Diversity Advisory Council of Marakon (2003) and the Advisory Board of the Directorship Search Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Council to the Comptroller General of the United States. He also serves as a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (71)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Robert M. Gates (60)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (67)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002) and Compaq (1994-2002).

Donald J. Kirk (71)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (57)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (59)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial) and the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (70)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he served as CEO until April 1998 and retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (70)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (64)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board, President and CEO (2002), and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Trustees and Officers - continued

Advisory Board Members and Executive Officers:

Correspondence intended for Ms. Small may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (60)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Advisor Series VIII. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Cornelia M. Small (59)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity Advisor Series VIII. Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors (1998-1999) of Scudder Kemper Investments. In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

Philip L. Bullen (44)

Year of Election or Appointment: 2001

Vice President of Advisor Emerging Markets Income. Mr. Bullen also serves as Vice President of certain Equity Funds (2001) and certain High Income Funds (2001). He is Senior Vice President of FMR (2001) and FMR Co., Inc. (2001), President and a Director of Fidelity Management & Research (Far East) Inc. (2001), President and a Director of Fidelity Management & Research (U.K.) Inc. (2002), and a Director of Strategic Advisers, Inc. (2002). Before joining Fidelity Investments, Mr. Bullen was President and Chief Investment Officer of Santander Global Advisors (1997-2000) and President and Chief Executive Officer of Boston's Baring Asset Management Inc. (1994-1997).

John H. Carlson (53)

Year of Election or Appointment: 1996

Vice President of Advisor Emerging Markets Income. Mr. Carlson is also Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Carlson managed a variety of Fidelity funds.

Eric D. Roiter (55)

Year of Election or Appointment: 1998

Secretary of Advisor Emerging Markets Income. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (44)
Year of Election or Appointment: 2003 Assistant Secretary of Advisor Emerging Markets Income. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.
Maria F. Dwyer (45)

Year of Election or Appointment: 2002

President and Treasurer of Advisor Emerging Markets Income. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR.

Timothy F. Hayes (53)

Year of Election or Appointment: 2002

Chief Financial Officer of Advisor Emerging Markets Income. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

John R. Hebble (45)

Year of Election or Appointment: 2003

Deputy Treasurer of Advisor Emerging Markets Income. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

John H. Costello (57)
Year of Election or Appointment: 1994 Assistant Treasurer of Advisor Emerging Markets Income. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (56)

Year of Election or Appointment: 2002

Assistant Treasurer of Advisor Emerging Markets Income. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (48)
Year of Election or Appointment: 2002 Assistant Treasurer of Advisor Emerging Markets Income. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (45)

Year of Election or Appointment: 2000

Assistant Treasurer of Advisor Emerging Markets Income. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

The percentage of dividends distributed during the fiscal year representing income derived from sources within foreign countries or possessions of the United States are as follows:

Income
Class A	86.93%

Class T	86.93%

Class B	86.93%

Class C	86.93%

The fund will notify shareholders in January 2004 of amounts for use in preparing 2003 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

Annual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Freedom Income 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040 FundsSM
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor International Small Cap Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New Insights Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Short Intermediate Municipal Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Dividend & Income Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Fund
Fidelity Advisor Value Leaders Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

EMI-UANN-0204
1.787725.100

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity ® Advisor

Emerging Markets Income
Fund - Institutional Class

Annual Report

December 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Auditors' Opinion	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

For a free copy of the fund's proxy voting guidelines call 1-877-208-0098 or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

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This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2003	Past 1 year	Past 5 years	Life of fundA
Institutional Class B	30.69%	19.48%	13.37%

A From March 10, 1994.

B Institutional Class shares are sold to eligible investors without a sales load or 12b-1 fee. The initial offering of Institutional Class shares took place on July 3, 1995. Returns prior to July 3, 1995 are those of Class T and reflect a 0.25% 12b-1 fee.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Emerging Markets Income Fund - Institutional Class on March 10, 1994, when the fund started. The chart shows how the value of your investment would have grown, and also shows how the J.P. Morgan Emerging Markets Bond Index Global (EMBI Global) did over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from John Carlson, Portfolio Manager of Fidelity® Advisor Emerging Markets Income Fund

Emerging-markets debt posted strong gains for the year ending December 31, 2003. High global liquidity, an improving world economy, rising raw material prices and surging investor interest in higher-yielding securities drove the category's performance. The J.P. Morgan Emerging Markets Bond Index (EMBI) Global climbed 25.66% in 2003, its best return since 1996. A pickup in worldwide economic activity boosted emerging-markets debt, as rising prices for commodities lifted export revenues in several resource-rich countries, including oil exporter Venezuela. Emerging markets also benefited from credit-rating upgrades in a number of countries, including Russia, which continued the trend of improving credit quality in the asset class. Brazil, the index's second-largest component on average during the period, was the best performer of countries with more than a 2% stake in the benchmark. Brazil's booming commodity exports and the continued decline in interest rates encouraged hopes that its economy would improve. Mexico, the index's largest representative in 2003, underperformed as higher-quality credits tended to lag during the year.

For the year that ended December 31, 2003, Fidelity Advisor Emerging Markets Income Fund's Institutional Class shares returned 30.69%. The fund outperformed the 25.66% return of the J.P. Morgan EMBI Global, as well as the 30.07% return of the LipperSM Emerging Markets Debt Funds Average. Against a favorable backdrop of absolute low global interest rates, very strong commodity prices, expansive world trade and a weaker dollar, the fund benefited from being bullish. It was concentrated in higher-yielding, higher-beta - meaning higher volatility - countries with low valuations. The fund's primary contributor to performance was an overweighting in Venezuela. As an oil exporter, its economy benefited from high energy prices and, despite political instability, Venezuela's ability to repay debt did not deteriorate. The fund's largest position, an overweighting in Brazil, also made gains. Progress on pension and tax reforms, subdued inflation, an International Monetary Fund loan and the Brazilian government's pragmatic economic policies attracted investors to the country's high-yielding bonds. The fund's overweighted position in Argentina detracted from performance, as did security selection in Indonesia.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Investment Changes

Top Five Countries as of December 31, 2003
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Brazil	17.5	13.9
Russia	15.6	16.9
Mexico	11.6	18.2
Venezuela	6.8	6.6
Turkey	4.6	4.3

Percentages are adjusted for the effect of open futures contracts, if applicable. Top countries are based upon location of issuer of each security, including where the fund is exposed to potential political and credit risks.

Top Five Holdings as of December 31, 2003
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Brazilian Federative Republic	17.1	13.6
Russian Federation	11.5	13.2
United Mexican States	10.9	13.3
Venezuelan Republic	6.0	6.5
Turkish Republic	4.6	4.3
	50.1
Asset Allocation (% of fund's net assets)
As of December 31, 2003	As of June 30, 2003
Corporate Bonds 13.2%	Corporate Bonds 16.6%
Government Obligations 71.6%	Government Obligations 73.5%
Stocks 0.0%	Stocks 0.5%
Other Investments 1.2%	Other Investments 0.2%
Short-Term Investments and Net Other Assets 14.0%	Short-Term Investments and Net Other Assets 9.2%

Annual Report

Investments December 31, 2003

Showing Percentage of Net Assets

Nonconvertible Bonds - 13.2%
		Principal Amount (j)	Value (Note 1)
Argentina - 1.0%
Compania Radiocomunic Moviles SA:
9.25% 5/8/08 (f)(c)		$ 135,000	$ 105,975
9.25% 5/8/08(c)		85,000	66,725
Mastellone Hermanos SA yankee 11.75% 4/1/08 (c)		800,000	328,000
Pecom Energia SA 8.125% 7/15/10 (Reg. S)		420,000	417,900
Telefonica de Argentina SA:
9.125% 11/7/10		405,000	392,850
11.875% 11/1/07		380,000	409,450
TOTAL ARGENTINA			1,720,900
Bermuda - 0.1%
APP China Group Ltd.:
14% 3/15/10 (c)(f)		1,125,000	67,500
14% 3/15/10 (Reg. S) (c)		1,665,000	99,900
TOTAL BERMUDA			167,400
Cayman Islands - 0.6%
CSN Islands VII Corp. 10.75% 9/12/08 (f)		685,000	755,213
NII Holdings Cayman Ltd. 0% 11/1/09 (d)		190,000	198,550
TOTAL CAYMAN ISLANDS			953,763
Indonesia - 0.2%
APP International Finance (Mauritius) Ltd.:
0% 7/5/04 (c)(f)		1,235,000	24,700
0% 7/5/04 (Reg. S) (c)		445,000	8,900
MEI Euro Finance Ltd. 8.75% 5/22/10 (f)		280,000	282,800
TOTAL INDONESIA			316,400
Luxembourg - 0.5%
Millicom International Cellular SA 10% 12/1/13 (f)		735,000	771,750
Malaysia - 2.2%
Petroliam Nasional BHD (Petronas) 7.625% 10/15/26 (Reg. S)		2,585,000	2,964,672
Petronas Capital Ltd. 7.875% 5/22/22 (Reg. S)		565,000	667,053
TOTAL MALAYSIA			3,631,725
Mexico - 0.7%
Alestra SA de RL de CV 8% 6/30/10		875,000	737,188
TFM SA de CV yankee 11.75% 6/15/09		365,000	373,213
TOTAL MEXICO			1,110,401
Nonconvertible Bonds - continued
		Principal Amount (j)	Value (Note 1)
Netherlands - 0.8%
Hurricane Finance BV 9.625% 2/12/10 (f)		$ 340,000	$ 384,200
Indosat Finance Co. BV 7.75% 11/5/10 (f)		875,000	881,563
TOTAL NETHERLANDS			1,265,763
Russia - 4.1%
Mobile Telesystems Finance SA 9.75% 1/30/08 (f)		2,395,000	2,601,569
OAO Gazprom:
9.625% 3/1/13 (f)		1,210,000	1,338,563
9.625% 3/1/13		1,120,000	1,239,000
10.5% 10/21/09		1,305,000	1,530,113
TOTAL RUSSIA			6,709,245
Ukraine - 0.6%
Kyivstar GSM:
12.75% 11/21/05 (f)		475,000	523,688
12.75% 11/21/05 (Reg. S)		460,000	507,150
TOTAL UKRAINE			1,030,838
United States of America - 2.4%
Freeport-McMoRan Copper & Gold, Inc. 10.125% 2/1/10		630,000	724,500
Pemex Project Funding Master Trust:
2.95% 10/15/09 (f)(g)		2,515,000	2,559,013
7.375% 12/15/14		615,000	656,513
TOTAL UNITED STATES OF AMERICA			3,940,026
TOTAL NONCONVERTIBLE BONDS (Cost $22,759,406)			21,618,211
Government Obligations - 71.6%

Argentina - 3.2%
Argentinian Republic:
BOCON:
4/1/07 February 2002 coupon (c)(i)		620,000	211
4/1/07 January 2002 coupon (c)(i)		620,000	211
4/1/07 March 2002 coupon (c)(i)		620,000	211
2% 4/1/07 (c)(g)		436,116	62,000
Brady:
floating rate bond 1.9925% 3/29/05 (c)(g)		1,120,000	316,400
par L-GP 6% 3/31/23 (c)		2,655,000	1,300,950
1.162% 8/3/12 (g)		620,000	389,050
Government Obligations - continued
		Principal Amount (j)	Value (Note 1)
Argentina - continued
Argentinian Republic: - continued
7% 12/19/08 (c)(e)		$ 1,550,000	$ 418,500
9.75% 9/19/27 (c)		2,425,000	606,250
11.375% 3/15/10 (c)		860,000	236,500
11.375% 1/30/17 (c)		2,830,000	792,400
11.75% 4/7/09 (c)		1,131,000	316,680
11.75% 6/15/15 (c)		1,229,000	337,975
12.25% 6/19/18 (c)		1,018,800	254,700
12.375% 2/21/12 (c)		765,000	206,550
76.953% 4/10/05 (c)(g)		190,000	59,850
TOTAL ARGENTINA			5,298,438
Brazil - 17.1%
Brazilian Federative Republic:
Brady:
capitalization bond 8% 4/15/14		9,038,550	8,902,972
debt conversion bond 2.055% 4/15/12 (g)		1,695,000	1,533,975
FLIRB L 2% 4/15/09 (Reg.) (g)		1,366,539	1,284,546
8.875% 4/15/24		9,205,000	8,928,850
10% 8/7/11		1,955,000	2,165,163
12.25% 3/6/30		2,085,000	2,595,825
12.75% 1/15/20		1,960,000	2,489,200
TOTAL BRAZIL			27,900,531
Colombia - 3.2%
Colombian Republic:
10.375% 1/28/33		1,070,000	1,144,900
10.5% 7/9/10		1,200,000	1,350,000
10.75% 1/15/13		590,000	671,862
11.75% 2/25/20		1,694,000	2,037,035
TOTAL COLOMBIA			5,203,797
Dominican Republic - 0.4%
Dominican Republic:
9.04% 1/23/13 (f)		350,000	269,500
9.5% 9/27/06 (f)		130,000	105,950
9.5% 9/27/06 (Reg. S)		275,000	224,125
TOTAL DOMINICAN REPUBLIC			599,575
Government Obligations - continued
		Principal Amount (j)	Value (Note 1)
Ecuador - 1.9%
Ecuador Republic:
7% 8/15/30 (e)(f)		$ 911,000	$ 706,936
7% 8/15/30 (Reg. S) (e)		1,195,000	927,320
12% 11/15/12 (f)		239,000	234,220
12% 11/15/12 (Reg. S)		1,260,000	1,234,800
TOTAL ECUADOR			3,103,276
El Salvador - 0.3%
El Salvador Republic 7.75% 1/24/23 (Reg. S)		420,000	443,100
Ivory Coast - 0.2%
Ivory Coast:
Brady past due interest 2% 3/29/18 (Reg. S) (c)(g)		1,097,250	181,046
FLIRB 2% 3/29/18 (Reg. S) (c)(g)		1,100,000	170,500
TOTAL IVORY COAST			351,546
Lebanon - 1.9%
Lebanese Republic:
10.125% 8/6/08		910,000	1,005,550
10.25% 10/6/09 (Reg. S)		960,000	1,068,000
11.625% 5/11/16 (Reg. S)		705,000	785,194
14.14% 4/22/04	LBP	312,400,000	210,839
TOTAL LEBANON			3,069,583
Mexico - 10.9%
United Mexican States:
6.375% 1/16/13		1,500,000	1,556,250
6.625% 3/3/15		605,000	626,175
7.5% 4/8/33		9,455,000	9,771,737
8.125% 12/30/19		2,140,000	2,391,450
8.375% 1/14/11		1,300,000	1,543,750
11.375% 9/15/16		1,384,000	1,961,820
TOTAL MEXICO			17,851,182
Nigeria - 1.3%
Central Bank of Nigeria:
promissory note 5.092% 1/5/10		2,182,137	2,049,200
warrants 11/15/20 (a)(h)		1,000	350
TOTAL NIGERIA			2,049,550
Government Obligations - continued
		Principal Amount (j)	Value (Note 1)
Panama - 1.6%
Panamanian Republic:
Brady past due interest euro 1.9375% 7/17/16 (g)		$ 1,237,064	$ 1,070,061
9.625% 2/8/11		1,310,000	1,513,050
TOTAL PANAMA			2,583,111
Peru - 1.8%
Peruvian Republic:
9.125% 2/21/12		1,690,000	1,884,350
euro Brady past due interest 5% 3/7/17 (g)		1,240,800	1,141,536
TOTAL PERU			3,025,886
Philippines - 4.1%
Philippine Republic:
8.375% 3/12/09		260,000	273,650
9% 2/15/13		2,880,000	3,034,800
9.875% 1/15/19		3,125,000	3,312,500
TOTAL PHILIPPINES			6,620,950
Russia - 11.5%
Russian Federation:
5% 3/31/30 (e)(f)		6,335,000	6,097,438
5% 3/31/30 (Reg. S) (e)		7,520,000	7,238,000
11% 7/24/18 (Reg. S)		2,197,000	2,960,458
12.75% 6/24/28 (Reg. S)		1,554,000	2,466,975
TOTAL RUSSIA			18,762,871
Turkey - 4.6%
Turkish Republic:
11.75% 6/15/10		3,290,000	4,170,075
11.875% 1/15/30		1,725,000	2,337,375
12.375% 6/15/09		800,000	1,022,000
TOTAL TURKEY			7,529,450
Ukraine - 0.5%
Ukraine Cabinet of Ministers 7.65% 6/11/13 (f)		820,000	852,800
Uruguay - 1.1%
Uruguay Republic:
7.25% 2/15/11		935,000	818,125
7.5% 3/15/15		640,000	518,400
7.875% 1/15/33 pay-in-kind		710,000	493,450
TOTAL URUGUAY			1,829,975
Government Obligations - continued
		Principal Amount (j)	Value (Note 1)
Venezuela - 6.0%
Venezuelan Republic:
oil recovery rights 4/15/20 (h)		$ 4,005	$ 0
5.375% 8/7/10		1,980,000	1,623,600
9.25% 9/15/27		1,650,000	1,501,500
10.75% 9/19/13 (f)		4,950,000	5,259,375
13.625% 8/15/18		325,000	388,375
euro Brady debt conversion bond 2.125% 12/18/07 (g)		1,047,619	995,239
TOTAL VENEZUELA			9,768,089
TOTAL GOVERNMENT OBLIGATIONS (Cost $108,552,536)			116,843,710
Money Market Funds - 6.6%
Shares
Fidelity Cash Central Fund, 1.07% (b) (Cost $10,751,908)	10,751,908	10,751,908
Purchased Options - 1.2%
Expiration Date/Strike Price		Underlying Face Amount
Brazil - 0.4%
Lehman Brothers Holdings, Inc. Call Option on $3,845,000 notional amount of Brazilian Federative Republic 11% 8/17/40	June 2004/ $91.75	$ 4,219,888	701,713
Citigroup Call Option on $9,894,380 notional amount of Brazilian Federative Republic Brady capitalization bond 8% 4/15/14	January 2004/ $98.25	9,745,964	29,683
TOTAL BRAZIL			731,396
Purchased Options - continued
Expiration Date/Strike Price		Underlying Face Amount	Value (Note 1)
Venezuela - 0.8%
Lehman Brothers Holdings, Inc. Call Option on $7,620,000 notional amount of Venezuelan Republic 9.25% 9/15/27	January 2004/ $75.00	$ 6,934,200	$ 1,238,250
TOTAL PURCHASED OPTIONS (Cost $532,254)			1,969,646
TOTAL INVESTMENT PORTFOLIO - 92.6% (Cost $142,596,104)	151,183,475
NET OTHER ASSETS - 7.4%	12,012,278
NET ASSETS - 100%	$ 163,195,753
Security Type Abbreviations
FLIRB	-	Front Loaded Interest Reduction Bonds
Currency Abbreviations
LBP	-	Lebanese pound
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $23,822,753 or 14.6% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(h) Quantity represents share amount.
(i) Represents right to receive interest payment on underlying security. Principal shown is original face of underlying security.
(j) Principal amount is stated in United States dollars unless otherwise noted.
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
AAA,AA,A	0.0%
BBB	26.9%
BB	15.0%
B	28.6%
CCC,CC,C	11.3%
D	0.0%
Not Rated	3.0%
Equities	0.0%
Other Investments	1.2%
Short-Term Investments and Net Other Assets	14.0%
100.0%

We have used ratings from Moody's Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ratings. Percentages are adjusted for the effect of futures contracts, if applicable.

Purchases and sales of securities, other than short-term securities, aggregated $334,251,024 and $316,786,540, respectively.
Income Tax Information
At December 31, 2003, the fund had a capital loss carryforward of approximately $328,000 all of which will expire on December 31, 2010.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	December 31, 2003

Assets
Investment in securities, at value (cost $142,596,104) - See accompanying schedule		$ 151,183,475
Cash		472,255
Receivable for investments sold		9,884,344
Receivable for fund shares sold		398,972
Interest receivable		2,901,441
Prepaid expenses		832
Other receivables		122
Total assets		164,841,441

Liabilities
Payable for investments purchased	$ 493,619
Payable for fund shares redeemed	434,836
Distributions payable	462,950
Accrued management fee	89,354
Distribution fees payable	52,326
Other affiliated payables	42,853
Other payables and accrued expenses	69,750
Total liabilities		1,645,688

Net Assets		$ 163,195,753
Net Assets consist of:
Paid in capital		$ 153,508,911
Undistributed net investment income		1,663,542
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(564,077)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		8,587,377
Net Assets		$ 163,195,753

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

December 31, 2003

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($26,786,945 ÷ 2,289,214 shares)	$ 11.70

Maximum offering price per share (100/95.25 of $11.70)	$ 12.28
Class T: Net Asset Value and redemption price per share ($82,811,111 ÷ 7,089,020 shares)	$ 11.68

Maximum offering price per share (100/96.50 of $11.68)	$ 12.10
Class B: Net Asset Value and offering price per share ($30,088,413 ÷ 2,555,473 shares) A	$ 11.77

Class C: Net Asset Value and offering price per share ($12,516,004 ÷ 1,065,663 shares) A	$ 11.74

Institutional Class: Net Asset Value, offering price and redemption price per share ($10,993,280 ÷ 947,757 shares)	$ 11.60

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended December 31, 2003

Investment Income
Dividends		$ 923
Interest		11,769,122
Total income		11,770,045

Expenses
Management fee	$ 926,298
Transfer agent fees	367,489
Distribution fees	544,577
Accounting fees and expenses	83,621
Non-interested trustees' compensation	660
Custodian fees and expenses	69,567
Registration fees	71,667
Audit	77,319
Legal	1,807
Miscellaneous	2,282
Total expenses before reductions	2,145,287
Expense reductions	(2,165)	2,143,122
Net investment income (loss)		9,626,923
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	24,073,785
Foreign currency transactions	(14,207)
Total net realized gain (loss)		24,059,578
Change in net unrealized appreciation (depreciation) on: Investment securities	1,181,632
Assets and liabilities in foreign currencies	53,366
Total change in net unrealized appreciation (depreciation)		1,234,998
Net gain (loss)		25,294,576
Net increase (decrease) in net assets resulting from operations		$ 34,921,499

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended December 31, 2003	Year ended December 31, 2002A
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 9,626,923	$ 6,970,809
Net realized gain (loss)	24,059,578	(2,231,397)
Change in net unrealized appreciation (depreciation)	1,234,998	5,049,133
Net increase (decrease) in net assets resulting from operations	34,921,499	9,788,545
Distributions to shareholders from net investment income	(10,257,470)	(7,504,786)
Share transactions - net increase (decrease)	31,529,048	24,203,830
Total increase (decrease) in net assets	56,193,077	26,487,589

Net Assets
Beginning of period	107,002,676	80,515,087
End of period (including undistributed net investment income of $1,663,542 and undistributed net investment income of $413,251, respectively)	$ 163,195,753	$ 107,002,676

A Certain amounts have been reclassified. See Note 1 of the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended December 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 9.67	$ 9.37	$ 9.81	$ 9.68	$ 7.78
Income from Investment Operations
Net investment income (loss) C	.802	.714 F	1.030 E,F	.899	.821
Net realized and unrealized gain (loss)	2.064	.348 F	(.431) E,F	.391	1.884
Total from investment operations	2.866	1.062	.599	1.290	2.705
Distributions from net investment income	(.836)	(.762)	(1.039)	(.947)	(.805)
Distributions in excess of net investment income	-	-	-	(.213)	-
Total distributions	(.836)	(.762)	(1.039)	(1.160)	(.805)
Net asset value, end of period	$ 11.70	$ 9.67	$ 9.37	$ 9.81	$ 9.68
Total Return A,B	30.43%	11.80%	6.35%	13.69%	36.35%
Ratios to Average Net Assets D
Expenses before expense reductions	1.32%	1.36%	1.45%	1.41%	1.46%
Expenses net of voluntary waivers, if any	1.32%	1.36%	1.40%	1.40%	1.40%
Expenses net of all reductions	1.32%	1.35%	1.40%	1.39%	1.40%
Net investment income (loss)	7.31%	7.56% F	10.66% E,F	8.98%	9.57%
Supplemental Data
Net assets, end of period (000 omitted)	$ 26,787	$ 13,920	$ 7,601	$ 6,010	$ 2,140
Portfolio turnover rate	260%	222%	271%	293%	275%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

F As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the years ended December 31, 2002 and December 31, 2001 have been reclassified from what was previously reported. The impact of this change for the years ended December 31, 2002 and December 31, 2001 was a decrease to net investment income of $.057 and $.070 per share with a corresponding increase to net realized and unrealized gain (loss) per share, respectively. The ratio of net investment income to average net assets decreased from 8.17% and 11.39% to 7.56% and 10.66%, respectively. The reclassification has no impact on the net assets of the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended December 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 9.66	$ 9.36	$ 9.80	$ 9.67	$ 7.77
Income from Investment Operations
Net investment income (loss) C	.787	.706 F	1.024 E,F	.899	.815
Net realized and unrealized gain (loss)	2.057	.346 F	(.435) E,F	.385	1.886
Total from investment operations	2.844	1.052	.589	1.284	2.701
Distributions from net investment income	(.824)	(.752)	(1.029)	(.942)	(.801)
Distributions in excess of net investment income	-	-	-	(.212)	-
Total distributions	(.824)	(.752)	(1.029)	(1.154)	(.801)
Net asset value, end of period	$ 11.68	$ 9.66	$ 9.36	$ 9.80	$ 9.67
Total Return A,B	30.22%	11.70%	6.25%	13.64%	36.34%
Ratios to Average Net Assets D
Expenses before expense reductions	1.43%	1.47%	1.53%	1.46%	1.42%
Expenses net of voluntary waivers, if any	1.43%	1.47%	1.50%	1.46%	1.42%
Expenses net of all reductions	1.43%	1.46%	1.50%	1.45%	1.42%
Net investment income (loss)	7.20%	7.46% F	10.56% E,F	8.92%	9.54%
Supplemental Data
Net assets, end of period (000 omitted)	$ 82,811	$ 57,154	$ 46,740	$ 49,125	$ 55,715
Portfolio turnover rate	260%	222%	271%	293%	275%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

F As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the years ended December 31, 2002 and December 31, 2001 have been reclassified from what was previously reported. The impact of this change for the years ended December 31, 2002 and December 31, 2001 was a decrease to net investment income of $.057 and $.071 per share with a corresponding increase to net realized and unrealized gain (loss) per share, respectively. The ratio of net investment income to average net assets decreased from 8.06% and 11.29% to 7.46% and 10.56%, respectively. The reclassification has no impact on the net assets of the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended December 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 9.73	$ 9.42	$ 9.85	$ 9.72	$ 7.80
Income from Investment Operations
Net investment income (loss) C	.719	.646 F	.968 E,F	.835	.761
Net realized and unrealized gain (loss)	2.071	.352 F	(.433) E,F	.383	1.904
Total from investment operations	2.790	.998	.535	1.218	2.665
Distributions from net investment income	(.750)	(.688)	(.965)	(.888)	(.745)
Distributions in excess of net investment income	-	-	-	(.200)	-
Total distributions	(.750)	(.688)	(.965)	(1.088)	(.745)
Net asset value, end of period	$ 11.77	$ 9.73	$ 9.42	$ 9.85	$ 9.72
Total Return A,B	29.34%	10.99%	5.62%	12.83%	35.58%
Ratios to Average Net Assets D
Expenses before expense reductions	2.09%	2.13%	2.22%	2.14%	2.10%
Expenses net of voluntary waivers, if any	2.09%	2.13%	2.15%	2.14%	2.10%
Expenses net of all reductions	2.09%	2.12%	2.15%	2.12%	2.10%
Net investment income (loss)	6.53%	6.79% F	9.91% E,F	8.25%	8.86%
Supplemental Data
Net assets, end of period (000 omitted)	$ 30,088	$ 20,903	$ 15,736	$ 18,637	$ 19,054
Portfolio turnover rate	260%	222%	271%	293%	275%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

F As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the years ended December 31, 2002 and December 31, 2001 have been reclassified from what was previously reported. The impact of this change for the years ended December 31, 2002 and December 31, 2001 was a decrease to net investment income of $.057 and $.071 per share with a corresponding increase to net realized and unrealized gain (loss) per share, respectively. The ratio of net investment income to average net assets decreased from 7.39% and 10.64% to 6.79% and 9.91%, respectively. The reclassification has no impact on the net assets of the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended December 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 9.71	$ 9.40	$ 9.84	$ 9.70	$ 7.79
Income from Investment Operations
Net investment income (loss) C	.709	.633 F	.954 E,F	.821	.750
Net realized and unrealized gain (loss)	2.060	.355 F	(.438) E,F	.395	1.893
Total from investment operations	2.769	.988	.516	1.216	2.643
Distributions from net investment income	(.739)	(.678)	(.956)	(.878)	(.733)
Distributions in excess of net investment income	-	-	-	(.198)	-
Total distributions	(.739)	(.678)	(.956)	(1.076)	(.733)
Net asset value, end of period	$ 11.74	$ 9.71	$ 9.40	$ 9.84	$ 9.70
Total Return A,B	29.18%	10.90%	5.43%	12.84%	35.31%
Ratios to Average Net Assets D
Expenses before expense reductions	2.19%	2.24%	2.32%	2.25%	2.23%
Expenses net of voluntary waivers, if any	2.19%	2.24%	2.25%	2.25%	2.23%
Expenses net of all reductions	2.19%	2.23%	2.25%	2.24%	2.23%
Net investment income (loss)	6.43%	6.69% F	9.81% E,F	8.13%	8.73%
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,516	$ 6,641	$ 3,411	$ 3,157	$ 2,402
Portfolio turnover rate	260%	222%	271%	293%	275%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

F As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the years ended December 31, 2002 and December 31, 2001 have been reclassified from what was previously reported. The impact of this change for the years ended December 31, 2002 and December 31, 2001 was a decrease to net investment income of $.057 and $.071 per share with a corresponding increase to net realized and unrealized gain (loss) per share, respectively. The ratio of net investment income to average net assets decreased from 7.29% and 10.54% to 6.69% and 9.81%, respectively. The reclassification has no impact on the net assets of the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended December 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 9.60	$ 9.30	$ 9.75	$ 9.62	$ 7.74
Income from Investment Operations
Net investment income (loss) B	.820	.736 E	1.048 D,E	.928	.837
Net realized and unrealized gain (loss)	2.045	.352 E	(.437) D,E	.392	1.868
Total from investment operations	2.865	1.088	.611	1.320	2.705
Distributions from net investment income	(.865)	(.788)	(1.061)	(.972)	(.825)
Distributions in excess of net investment income	-	-	-	(.218)	-
Total distributions	(.865)	(.788)	(1.061)	(1.190)	(.825)
Net asset value, end of period	$ 11.60	$ 9.60	$ 9.30	$ 9.75	$ 9.62
Total Return A	30.69%	12.21%	6.53%	14.11%	36.59%
Ratios to Average Net Assets C
Expenses before expense reductions	1.06%	1.09%	1.17%	1.12%	1.14%
Expenses net of voluntary waivers, if any	1.06%	1.09%	1.17%	1.12%	1.14%
Expenses net of all reductions	1.06%	1.08%	1.17%	1.11%	1.13%
Net investment income (loss)	7.56%	7.83% E	10.89%D,E	9.27%	9.83%
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,993	$ 8,386	$ 7,028	$ 6,754	$ 5,778
Portfolio turnover rate	260%	222%	271%	293%	275%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

E As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the years ended December 31, 2002 and December 31, 2001 have been reclassified from what was previously reported. The impact of this change for the years ended December 31, 2002 and December 31, 2001 was a decrease to net investment income of $.057 and $.070 per share with a corresponding increase to net realized and unrealized gain (loss) per share, respectively. The ratio of net investment income to average net assets decreased from 8.44% and 11.62% to 7.83% and 10.89%, respectively. The reclassification has no impact on the net assets of the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2003

1. Significant Accounting Policies.

Fidelity Advisor Emerging Markets Income Fund (the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities, which is accrued using the interest method. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Reclassification of Financial Information. As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the year ended December 31, 2002 have been reclassified from what was previously reported. Net investment income (loss) for the fund decreased by $575,001 with a corresponding increase (decrease) to realized and unrealized gain (loss) of $346,144 and $228,857 respectively. The reclassification has no impact on the net assets of the fund.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, prior period premium and discount on debt securities, market discount, capital loss carryforwards and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 13,404,343
Unrealized depreciation	(3,388,334)
Net unrealized appreciation (depreciation)	10,016,009
Capital loss carryforward	(328,237)

Cost for federal income tax purposes	$ 141,167,466

The tax character of distributions paid was as follows:

	December 31, 2003	December 31, 2002
Ordinary Income	$ 10,257,470	$ 7,504,786

Short-Term Trading (Redemption) Fees. Shares purchased on or after March 31, 2004 and held in the fund less than 90 days will be subject to a short-term trading fee equal to 1% of the proceeds of the redeemed shares. The fee, which will be retained by the fund, is accounted for as an addition to paid in capital.

Annual Report

Notes to Financial Statements - continued

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Options. The fund may use options to manage its exposure to the bond market and to fluctuations in interest rates. Writing puts and buying calls tend to increase the fund's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the fund's exposure to the underlying instrument, or hedge other fund investments. The underlying face amount at value of any open options at period end is shown in the Schedule of Investments under the caption "Purchased Options." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms. Gains and losses are realized upon the expiration or closing of the options. Realized gains (losses) on purchased options are included in realized gains (losses) on investment securities.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Annual Report

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .68% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 27,379	$ -
Class T	0%	.25%	178,810	1,760
Class B	.65%	.25%	234,946	169,763
Class C	.75%	.25%	103,442	37,589
			$ 544,577	$ 209,112

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 18,396
Class T	17,150
Class B*	56,994
Class C*	3,858
$ 96,398

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resourcesto financial intermediaries through which the sales are made

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 48,504.27
Class T	196,753.27
Class B	76,102.29
Class C	30,082.29
Institutional Class	16,048.16
	$ 367,489

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $126,188 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Annual Report

6. Expense Reductions.

Through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $2,165.

7. Credit Risk.

The fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the fund's investments and the income they generate, as well as the fund's ability to repatriate such amounts.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2003	2002
From net investment income
Class A	$ 1,488,347	$ 947,500
Class T	5,459,502	4,084,843
Class B	1,799,755	1,422,617
Class C	704,702	392,928
Institutional Class	805,164	656,898
Total	$ 10,257,470	$ 7,504,786

Annual Report

Notes to Financial Statements - continued

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended December 31,	2003	2002	2003	2002
Class A
Shares sold	1,379,713	852,071	$ 15,462,841	$ 8,142,132
Reinvestment of distributions	112,074	77,080	1,253,221	729,264
Shares redeemed	(641,390)	(301,622)	(7,024,445)	(2,802,024)
Net increase (decrease)	850,397	627,529	$ 9,691,617	$ 6,069,372
Class T
Shares sold	4,616,553	2,890,309	$ 50,392,450	$ 27,599,098
Reinvestment of distributions	418,008	370,834	4,641,133	3,505,686
Shares redeemed	(3,862,676)	(2,339,475)	(42,509,446)	(22,039,192)
Net increase (decrease)	1,171,885	921,668	$ 12,524,137	$ 9,065,592
Class B
Shares sold	1,167,865	1,131,813	$ 12,828,423	$ 10,936,498
Reinvestment of distributions	124,436	116,020	1,391,107	1,103,607
Shares redeemed	(885,265)	(769,945)	(9,864,283)	(7,251,068)
Net increase (decrease)	407,036	477,888	$ 4,355,247	$ 4,789,037
Class C
Shares sold	1,090,965	456,033	$ 12,027,056	$ 4,324,835
Reinvestment of distributions	46,863	31,812	525,240	302,010
Shares redeemed	(756,214)	(166,655)	(8,323,557)	(1,545,439)
Net increase (decrease)	381,614	321,190	$ 4,228,739	$ 3,081,406
Institutional Class
Shares sold	402,448	380,303	$ 4,329,829	$ 3,659,861
Reinvestment of distributions	59,506	61,198	652,028	575,101
Shares redeemed	(388,058)	(323,244)	(4,252,549)	(3,036,539)
Net increase (decrease)	73,896	118,257	$ 729,308	$ 1,198,423

Annual Report

Report of Independent Auditors

To the Trustees of Fidelity Advisor Series VIII and the Shareholders of Fidelity Advisor Emerging Markets Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Emerging Markets Income Fund (a fund of Fidelity Advisor Series VIII) at December 31, 2003 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Emerging Markets Income Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 18, 2004

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 292 funds advised by FMR or an affiliate. Mr. McCoy oversees 294 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (73)**

Year of Election or Appointment: 1983

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (42)**

Year of Election or Appointment: 2001

Senior Vice President of Advisor Emerging Markets Income (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (49)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (51)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (61)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation (2000), and The Dow Chemical Company (2000). He is a Member of the Diversity Advisory Council of Marakon (2003) and the Advisory Board of the Directorship Search Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Council to the Comptroller General of the United States. He also serves as a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (71)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Robert M. Gates (60)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (67)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002) and Compaq (1994-2002).

Donald J. Kirk (71)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (57)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (59)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial) and the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (70)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he served as CEO until April 1998 and retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (70)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (64)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board, President and CEO (2002), and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Trustees and Officers - continued

Advisory Board Members and Executive Officers:

Correspondence intended for Ms. Small may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (60)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Advisor Series VIII. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Cornelia M. Small (59)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity Advisor Series VIII. Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors (1998-1999) of Scudder Kemper Investments. In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

Philip L. Bullen (44)

Year of Election or Appointment: 2001

Vice President of Advisor Emerging Markets Income. Mr. Bullen also serves as Vice President of certain Equity Funds (2001) and certain High Income Funds (2001). He is Senior Vice President of FMR (2001) and FMR Co., Inc. (2001), President and a Director of Fidelity Management & Research (Far East) Inc. (2001), President and a Director of Fidelity Management & Research (U.K.) Inc. (2002), and a Director of Strategic Advisers, Inc. (2002). Before joining Fidelity Investments, Mr. Bullen was President and Chief Investment Officer of Santander Global Advisors (1997-2000) and President and Chief Executive Officer of Boston's Baring Asset Management Inc. (1994-1997).

John H. Carlson (53)

Year of Election or Appointment: 1996

Vice President of Advisor Emerging Markets Income. Mr. Carlson is also Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Carlson managed a variety of Fidelity funds.

Eric D. Roiter (55)

Year of Election or Appointment: 1998

Secretary of Advisor Emerging Markets Income. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (44)
Year of Election or Appointment: 2003 Assistant Secretary of Advisor Emerging Markets Income. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.
Maria F. Dwyer (45)

Year of Election or Appointment: 2002

President and Treasurer of Advisor Emerging Markets Income. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR.

Timothy F. Hayes (53)

Year of Election or Appointment: 2002

Chief Financial Officer of Advisor Emerging Markets Income. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

John R. Hebble (45)

Year of Election or Appointment: 2003

Deputy Treasurer of Advisor Emerging Markets Income. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

John H. Costello (57)
Year of Election or Appointment: 1994 Assistant Treasurer of Advisor Emerging Markets Income. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (56)

Year of Election or Appointment: 2002

Assistant Treasurer of Advisor Emerging Markets Income. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (48)
Year of Election or Appointment: 2002 Assistant Treasurer of Advisor Emerging Markets Income. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (45)

Year of Election or Appointment: 2000

Assistant Treasurer of Advisor Emerging Markets Income. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

The percentage of dividends distributed during the fiscal year representing income derived from sources within foreign countries or possessions of the United States are as follows:

Income
Institutional Class	86.93%

The fund will notify shareholders in January 2004 of amounts for use in preparing 2003 income tax returns.

Annual Report

Annual Report

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

Annual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Freedom Income 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040 FundsSM
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor International Small Cap Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New Insights Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Short Intermediate Municipal Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Dividend & Income Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Fund
Fidelity Advisor Value Leaders Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

EMII-UANN-0204
1.787726.100

(Fidelity Investment logo)(registered trademark)

Item 2. Code of Ethics

As of the end of the period, December 31, 2003, Fidelity Advisor Series VIII (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles and Donald J. Kirk are each audit committee financial experts, as defined in Item 3 of Form N-CSR. Ms. Knowles and Mr. Kirk are each independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees.

For the fiscal years ended December 31, 2003 and December 31, 2002, the aggregate Audit Fees billed by PricewaterhouseCoopers LLP (PwC) for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for Fidelity Emerging Markets Income Fund (the fund) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2003A	2002A
Fidelity Emerging Markets Income Fund	$77,000	$43,000
All funds in the Fidelity Group of Funds audited by PwC	$10,600,000	$7,900,000
A	Aggregate amounts may reflect rounding.

(b) Audit-Related Fees.

In each of the fiscal years ended December 31, 2003 and December 31, 2002 the aggregate Audit-Related Fees billed by PwC for services rendered for assurance and related services to the fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2003A,B	2002A,B
Fidelity Emerging Markets Income Fund	$0	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

In each of the fiscal years ended December 31, 2003 and December 31, 2002, the aggregate Audit-Related Fees that were billed by PwC that were required to be approved by the Audit Committee for services rendered on behalf of Fidelity Management & Research Company (FMR) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the fund ("Fund Service Providers") for assurance and related services that relate directly to the operations and financial reporting of the fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Billed By	2003A,B	2002A,B
PwC	$50,000	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

Fees included in the audit-related category comprise assurance and related services (e.g., due diligence services) that are traditionally performed by the independent accountant. These audit-related services include due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews, attest services that are not required by statute or regulation and consultation concerning financial accounting and reporting standards.

(c) Tax Fees.

In each of the fiscal years ended December 31, 2003 and December 31, 2002, the aggregate Tax Fees billed by PwC for professional services rendered for tax compliance, tax advice, and tax planning for the fund is shown in the table below.

Fund	2003A,B	2002A,B
Fidelity Emerging Markets Income Fund	$2,500	$2,300
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

In each of the fiscal years ended December 31, 2003 and December 31, 2002, the aggregate Tax Fees billed by PwC that were required to be approved by the Audit Committee for professional services rendered on behalf of the Fund Service Providers for tax compliance, tax advice, and tax planning that relate directly to the operations and financial reporting of the fund is shown in the table below.

Billed By	2003A,B	2002A,B
PwC	$0	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

Fees included in the Tax Fees category comprise all services performed by professional staff in the independent accountant's tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d) All Other Fees.

In each of the fiscal years ended December 31, 2003 and December 31, 2002, the aggregate Other Fees billed by PwC for all other non-audit services rendered to the fund is shown in the table below.

Fund	2003A,B	2002A,B
Fidelity Emerging Markets Income Fund	$400	$300
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

In each of the fiscal years ended December 31, 2003 and December 31, 2002, the aggregate Other Fees billed by PwC that were required to be approved by the Audit Committee for all other non-audit services rendered on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the fund is shown in the table below.

Billed By	2003A,B	2002A,B
PwC	$190,000	$150,000
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

Fees included in the All Other Fees category include services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the fund.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent accountant relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity Fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (Covered Service) are subject to approval by the Audit Committee before such service is provided. Non-audit services provided by a fund audit firm for a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund (Non-Covered Service) but that are expected to exceed $50,000 are also subject to pre-approval by the Audit Committee.

All Covered Services, as well as Non-Covered Services that are expected to exceed $50,000, must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Audit Committee to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee. Neither pre-approval nor advance notice of Non-Covered Service engagements for which fees are not expected to exceed $50,000 is required; such engagements are to be reported to the Audit Committee monthly.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2003 and December 31, 2002 on behalf of the fund. These percentages include amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2003 and December 31, 2002 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the fund. These percentages include amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2003 and December 31, 2002 on behalf of the fund. These percentages include amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2003 and December 31, 2002 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the fund. These percentages include amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2003 and December 31, 2002 on behalf of the fund. These percentages include amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2003 and December 31, 2002 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the fund. These percentages include amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

(f) According to PwC for the fiscal year ended December 31, 2003, the percentage of hours spent on the audit of the fund's financial statements for the most recent fiscal year that were attributed to work performed by persons who are not full-time, permanent employees of PwC is as follows:

Fund	2003
Fidelity Emerging Markets Income Fund	0%

(g) For the fiscal years ended December 31, 2003 and December 31, 2002, the aggregate fees billed by PwC of $1,900,000A and $1,550,000A for non-audit services rendered on behalf of the fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2003A	2002A
Covered Services	$250,000	$150,000
Non-Covered Services	$1,650,000	$1,400,000
A	Aggregate amounts may reflect rounding.

(h) The trust's Audit Committee has considered Non-Covered Services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the fund, taking into account representations from PwC, in accordance with Independence Standards Board Standard No.1, regarding its independence from the fund and its related entities.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Reserved

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Reserved

Item 9. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 10. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the trust's second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 11. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VIII

By:	/s/Maria Dwyer
Maria Dwyer
President and Treasurer

Date:	February 23, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Maria Dwyer
Maria Dwyer
President and Treasurer

Date:	February 23, 2004
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	February 23, 2004